RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
SCHEDULE OF CHANGE IN THE FAIR VALUE OF CONVERSION OPTION

The following table presents the change in the fair value of conversion option:

Fair value as of January 1, 2020	$—
Initial measurement	220,000
Change in fair value	10,000
Elimination of conversion option upon conversion of promissory note on June 25, 2020	(230,000)
Fair value as of December 31, 2020	$—